First Trust Dorsey Wright Tactical Core Portfolio
Summary Information
Investment Objective
The First Trust Dorsey Wright Tactical Core Portfolio (the "Fund") seeks to provide total return.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a "Contract"). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for each share class is available from your Participating Insurance Company.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Trust Dorsey Wright Tactical Core Portfolio	I	II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Trust Dorsey Wright Tactical Core Portfolio		I	II
Management Fees		0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.25%	46.06%
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%
Total Annual Fund Operating Expenses		2.40%	46.96%
Fee Waiver and Expense Reimbursement	[1]	1.10%	45.91%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.30%	1.05%
[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund's investment advisor, the Fund's investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year at least until May 1, 2019 (the "Expense Caps"). Because acquired fund fees and expenses are estimated for the current fiscal year, the Advisor will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps; however, individual shareholders may experience total net annual fund expenses higher or lower than the Expense Caps depending upon when shares are redeemed and the accuracy of the Advisor's estimates regarding acquired fund fees and expenses. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share and Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2019 upon 60 days' written notice.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund's investment advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05%, respectively, of the Fund's average daily net assets per year will be terminated following May 1, 2019. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, No Redemption - First Trust Dorsey Wright Tactical Core Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
I	132	643	1,181	2,652
II	107	6,203	8,257	9,231

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in exchange-traded funds ("ETFs") and cash and cash equivalents that comprise the Dorsey Wright Tactical Tilt Moderate Core Index (the "Index"). It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor").

The Index is owned and was developed by Dorsey, Wright & Associates (the "Index Provider"). The Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of four distinct assets classes relative to one another. The Index is designed to strategically allocate its investments among (i) domestic equity securities; (ii) international equity securities; (iii) fixed income securities; and (iv) cash and cash equivalents. The Index will gain exposure to the first three asset classes by investing in ETFs that invest in such assets. The Index Provider has retained Nasdaq, Inc. ("Nasdaq") to calculate and maintain the Index.

The Index will utilize the Dynamic Asset Level Investing ("DALI") asset allocation process developed by the Index Provider in order to allocate assets over the four asset classes. The asset class allocations are determined using a relative strength methodology that is based upon each asset class's market performance and characteristics that offer the greatest potential to outperform the other asset classes at a given time. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of each asset class against the others.

The Index Provider uses DALI to rank the four asset classes from highest (1) to lowest (4). The asset class ranked 1 is allocated the greatest percentage of portfolio assets while the asset class ranked 4 is allocated the least percentage of portfolio assets, based upon the established minimum and maximum allocation ranges. This "Tactical Tilt" methodology attempts to quantify the asset class rating (i.e., "Offensive Tilt" with the highest allocation to domestic and international equity securities; a moderate allocation typically would have an allocation closer to 60% equity securities and 40% fixed-income securities; or "Defensive Tilt" with the highest allocation to cash and fixed income securities).

The minimum and maximum allocation ranges for the Index, at the time of allocation, for each asset class are as follows:

Asset Class	Minimum Portfolio Allocation	Maximum Portfolio Allocation
Domestic Equity ETFs	20%	75%
International Equity ETFs	5%	25%
Fixed Income ETFs	20%	60%
Cash and Cash Equivalents	0%	50%

The index then uses the Index Provider's "Point and Figure Charting" methodology to select individual securities. This proprietary quantitative system calculates the relative strength of each security versus the Index's investment universe. The final individual securities included in the Index in each asset class allocation are selected through the following process:

Domestic Equity ETFs

The domestic equity asset class is comprised of a (i) 60% investment in the five ETFs included in the Dorsey Wright Focus Five Index; and (ii) 40% investment in three First Trust size and style-based ETFs.

The Dorsey Wright Focus Five Index is designed to select the five First Trust sector and industry-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The Dorsey Wright Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Dorsey Wright Focus Five Index is the same Index that the First Trust Dorsey Wright Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The three First Trust size and style-based ETFs are selected by the Index Provider to provide targeted exposure to the three First Trust size and style-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust size and style-based ETFs. The First Trust size and style-based ETFs are designed to measure various segments of stock market performance based on market capitalization and growth, value and core characteristics.

International Equity ETFs

The international equity asset class is comprised of a (i) 50% investment in the five ETFs included in the Dorsey Wright International Focus Five Index; (ii) 25% investment in the First Trust Emerging Markets AlphaDEX® Fund; and (iii) 25% investment in the First Trust Developed Markets ex-US AlphaDEX® Fund.

The Dorsey Wright International Focus Five Index is designed to select the five First Trust country and region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other First Trust country and region-based ETFs and that satisfy certain trading volume and liquidity requirements. The Dorsey Wright International Focus Five Index is constructed pursuant to the Index Provider's proprietary methodology, which takes into account the performance of certain First Trust country and region-based ETFs relative to one another. The Dorsey Wright International Focus Five Index is the same Index that the First Trust Dorsey Wright International Focus 5 ETF, an ETF advised by First Trust, seeks to track.

The First Trust Emerging Markets AlphaDEX® Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in emerging markets.

The First Trust Developed Markets ex-US AlphaDEX® Fund is an index-based ETF that tracks a comprehensive, rules-based index designed to measure stock market performance in developed markets, excluding the United States.

Fixed Income ETFs

The fixed income asset class is comprised of a (i) 70% investment in a range of ETFs that invest principally in fixed income securities; and (ii) 30% investment in one or more broad-based U.S. bond ETFs.

The fixed income ETFs included in the Index are selected through a proprietary relative strength analysis that is based upon market performance and characteristics that the Index Provider believes offer the greatest potential to outperform other similar ETFs at a given time. Certain of the ETFs may invest in high yield securities or "junk" bonds, including loans. The ETFs may invest in fixed income assets of any duration or maturity.

The broad based U.S. bond ETF(s) will generally track the investment results of an index composed of the total U.S. investment-grade bond market.

Cash and Cash Equivalents

The cash and cash equivalents portion of the Index, if any, is generally comprised of one-to-three month U.S. Treasury Bills, selected through the application of a proprietary model developed by the Index Provider.

The Index positions within each asset class are evaluated and rebalanced, if necessary, on an approximately weekly basis. The asset class allocations are evaluated and rebalanced, if necessary, on a monthly basis. The Fund will make corresponding changes to its portfolio typically within one business day of any change in the Index.

The ETFs in which the Fund invests hold U.S. and non-U.S. equity and debt securities, including convertible securities and mortgage securities, of all market capitalization ranges. In general, "non-U.S." shall mean securities issued or guaranteed by companies and/or governmental agencies organized under the laws of countries other than the United States (including emerging markets). The non-U.S. equity securities may include American depositary receipts ("ADRs") and global depositary receipts ("GDRs") or other depositary receipts.

The remaining portion of the Fund's portfolio (up to 20% if its net assets) not invested in securities that comprise the Index will be invested in ETFs selected by the Advisor to provide exposure to the same asset classes as the Index as well as cash and cash equivalents. It is expected that a majority of such ETFs will be advised by First Trust.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONVERTIBLE SECURITIES RISK. The ETFs in which the Fund invests may hold convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because the ETFs in which it invests may invest a substantial portion of their net assets in high yield or "junk" debt. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the ETFs may invest because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY EXCHANGE RATE RISK. The ETFs in which the Fund invests may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. The ETFs in which the Fund invests may hold depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund and the ETFs in which the Fund invests hold equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The equity markets have experienced recent volatility that may lead to sharp declines in the value of the underlying ETFs and the Fund.

EXCHANGE-TRADED FUND RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees and other operating expenses that increase their costs.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities held by the ETFs in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the ETFs held by the Fund and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. The ETFs in which the Fund invests may hold floating rate loans, which may include high yield securities, or "junk" loans. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. Floating rate loans may also not be considered "securities" under the 1940 Act and therefore prevent the Fund from relying on the anti-fraud provisions of the Act.

FUND OF FUNDS RISK. The Fund invests in securities of other ETFs, which involves additional expenses that would not be present in a direct investment in such ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the underlying ETFs in which the Fund invests.

HIGH YIELD SECURITIES RISK. The ETFs in which the Fund invests may hold high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

INCOME RISK. Income from the fixed income investments held by certain of the ETFs in which the Fund invests could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities held by certain of the ETFs in which the Fund invests will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments, which generally have shorter durations, and higher for longer term investments. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MARKET RISK. Market risk is the risk that a particular ETF owned by the Fund, the underlying securities in which the ETFs invest, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE SECURITIES RISK. The ETFs in which the Fund invests in may hold mortgage-related securities, including mortgage-backed securities, which may make those ETFs more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the ETFs which may invest in mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but are unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the ETFs which may invest in mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae.

MUNICIPAL BONDS RISK. Certain of the ETFs in which the Fund invests may hold municipal bonds. In additional to being subject to credit, income and interest rate risk (as described in this prospectus), municipal bonds are subject to tax risk. Interest income from municipal bonds is normally not subject to regular federal income tax, but income from municipal bonds held by the underlying ETFs could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of municipal bonds in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal bonds.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The ETFs in which the Fund invests hold securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. Certain of the ETFs in which the Fund invests may hold preferred securities which combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The ETFs in  which the Fund invests hold securities of small and/or mid capitalization companies.  Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of two broad-based market indices and a blended benchmark index. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

First Trust Dorsey Wright Tactical Core Portfolio—Class I Shares Calendar Year Total Returns as of 12/31

During the periods shown in the chart above:
Best Quarter		Worst Quarter
4.92%	September 30, 2017	-3.72%	March 31, 2016

Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - First Trust Dorsey Wright Tactical Core Portfolio		1 Year	Since Inception	Inception Date
I		17.50%	7.89%	Oct. 30, 2015
II		17.94%	8.09%
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	3.54%	2.57%
S&P 500® Index	[2]	21.83%	14.70%
Broad Blended Benchmark	[3]	14.21%	9.79%
[1]	The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value.
[2]	The S&P 500® Index is an unmanaged index of 500 stocks used to measure large-cap U.S. stock market performance.
[3]	The Broad Blended Benchmark return is a split between the Bloomberg Barclays U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).